CAPITAL STOCK	12 Months Ended
Aug. 31, 2013
CAPITAL STOCK [Abstract]
CAPITAL STOCK
CAPITAL STOCK
Monsanto is authorized to issue 1.5 billion shares of common stock, $0.01 par value, and 20 million shares of undesignated preferred stock, $0.01 par value. The board of directors has the authority, without action by the shareowners, to designate and issue preferred stock in one or more series and to designate the rights, preferences and privileges of each series, which may be greater than the rights of the company’s common stock. It is not possible to state the actual effect of the issuance of any shares of preferred stock upon the rights of holders of common stock until the board of directors determines the specific rights of the holders of preferred stock.
The authorization of undesignated preferred stock makes it possible for Monsanto’s board of directors to issue preferred stock with voting or other rights or preferences that could impede the success of any attempt to change control of the company. These and other provisions may deter hostile takeovers or delay attempts to change management control.
There were no shares of preferred stock outstanding as of Aug. 31, 2013, or Aug. 31, 2012. As of Aug. 31, 2013, and Aug. 31, 2012, 529.0 million and 534.4 million shares of common stock were outstanding, respectively.
In June 2013, the board of directors authorized a new share repurchase program, effective July 1, 2013, for up to $2 billion of the company's common stock over a three-year period. This repurchase program commenced on Aug. 20, 2013. For the year ended Aug. 31, 2013, 0.3 million shares have been repurchased for $30 million under the June 2013 program.
In June 2012, the board of directors authorized a share repurchase program, effective July 1, 2012, for up to $1 billion of the company’s common stock over a three year period. This repurchase program commenced on Jan. 14, 2013, and was completed on Aug. 20, 2013. For the year ended Aug. 31, 2013, 9.9 million shares have been repurchased for $1 billion under the June 2012 program.
In June 2010, the board of directors authorized a new repurchase program of up to an additional $1 billion of the company’s common stock over a three year period beginning July 1, 2010. This repurchase program commenced on Aug. 24, 2010, and was completed on Jan. 14, 2013. For the years ended Aug. 31, 2013, Aug. 31, 2012, and Aug. 31, 2011, 0.7 million, 5.5 million and 8.1 million shares have been repurchased for $65 million, $432 million and $502 million, respectively, under the June 2010 program.